Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000241302
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 282,901,561
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 917,628
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$282,901,561 # of Portfolio Holdings104 Portfolio Turnover Rate8% Total Advisory Fees Paid$917,628
Holdings [Text Block]

Asset Allocation

Common Stock	96.8%
Short-Term Investments	3.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	7.9%
Banks	7.0%
Capital Markets	6.2%
Insurance	5.6%
Electronic Equipment, Instruments & Components	5.2%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000241303
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 282,901,561
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 917,628
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$282,901,561 # of Portfolio Holdings104 Portfolio Turnover Rate8% Total Advisory Fees Paid$917,628
Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	7.9%
Banks	7.0%
Capital Markets	6.2%
Insurance	5.6%
Electronic Equipment, Instruments & Components	5.2%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000074971
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 204,174,487
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 304,486
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$204,174,487 # of Portfolio Holdings21 Portfolio Turnover Rate16% Total Advisory Fees Paid$304,486
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	55.3%
Equity Funds	23.6%
International Equity Funds	12.6%
Money Market Funds	4.1%
Global Equity Funds	4.1%
U.S. Treasury Obligations	0.2%
Other	0.1%

C000074970
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 204,174,487
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 304,486
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$204,174,487 # of Portfolio Holdings21 Portfolio Turnover Rate16% Total Advisory Fees Paid$304,486
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	55.3%
Equity Funds	23.6%
International Equity Funds	12.6%
Money Market Funds	4.1%
Global Equity Funds	4.1%
U.S. Treasury Obligations	0.2%
Other	0.1%

C000043870
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 559,090,831
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,988,959
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$559,090,831 # of Portfolio Holdings448 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,988,959
Holdings [Text Block]

Asset Allocation

Common Stock	94.0%
Short-Term Investments	5.7%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	6.3%
Banks	6.3%
Capital Markets	5.5%
Insurance	4.9%
Health Care Providers & Services	4.6%

C000043869
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 559,090,831
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,988,959
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$559,090,831 # of Portfolio Holdings448 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,988,959
Holdings [Text Block]

Asset Allocation

Common Stock	94.0%
Short-Term Investments	5.7%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	6.3%
Banks	6.3%
Capital Markets	5.5%
Insurance	4.9%
Health Care Providers & Services	4.6%

C000241304
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 178,037,850
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 565,153
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$178,037,850 # of Portfolio Holdings505 Portfolio Turnover Rate35% Total Advisory Fees Paid$565,153
Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.7%
Biotechnology	8.6%
Software	5.9%
Semiconductors & Semiconductor Equipment	4.1%
Oil, Gas & Consumable Fuels	3.5%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000241305
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 178,037,850
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 565,153
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$178,037,850 # of Portfolio Holdings505 Portfolio Turnover Rate35% Total Advisory Fees Paid$565,153
Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.7%
Biotechnology	8.6%
Software	5.9%
Semiconductors & Semiconductor Equipment	4.1%
Oil, Gas & Consumable Fuels	3.5%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000241307
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 210,747,265
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 513,817
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$210,747,265 # of Portfolio Holdings52 Portfolio Turnover Rate30% Total Advisory Fees Paid$513,817
Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000241306
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 210,747,265
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 513,817
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$210,747,265 # of Portfolio Holdings52 Portfolio Turnover Rate30% Total Advisory Fees Paid$513,817
Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%

Accountant Change Statement [Text Block]	Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.
C000199416
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
AssetsNet	$ 263,513,653
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 873,774
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$263,513,653 # of Portfolio Holdings45 Portfolio Turnover Rate5% Total Advisory Fees Paid$873,774
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.6%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	57.1%
China	7.6%
Switzerland	6.8%
Uruguay	6.1%
United Kingdom	5.8%

C000199415
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 263,513,653
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 873,774
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$263,513,653 # of Portfolio Holdings45 Portfolio Turnover Rate5% Total Advisory Fees Paid$873,774
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.6%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

United States	57.1%
China	7.6%
Switzerland	6.8%
Uruguay	6.1%
United Kingdom	5.8%

C000007721
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Bond Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 6,826,096,690
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 10,467,658
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,826,096,690 # of Portfolio Holdings611 Portfolio Turnover Rate60% Total Advisory Fees Paid$10,467,658
Holdings [Text Block]

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	28.9%
U.S. Treasury Obligations	21.5%
Non-Agency Commercial Mortgage-Backed Securities	8.8%
Non-Agency Asset-Backed Securities	4.7%
Discounted Commercial Paper	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.3%
Supranational Banks	0.5%
Loan Agreements	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.6%
Electric	4.1%
Pipelines	2.1%
Diversified Financial Services	1.9%
Oil & Gas	1.8%

C000007720
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Bond Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 6,826,096,690
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 10,467,658
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,826,096,690 # of Portfolio Holdings611 Portfolio Turnover Rate60% Total Advisory Fees Paid$10,467,658
Holdings [Text Block]

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	28.9%
U.S. Treasury Obligations	21.5%
Non-Agency Commercial Mortgage-Backed Securities	8.8%
Non-Agency Asset-Backed Securities	4.7%
Discounted Commercial Paper	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.3%
Supranational Banks	0.5%
Loan Agreements	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.6%
Electric	4.1%
Pipelines	2.1%
Diversified Financial Services	1.9%
Oil & Gas	1.8%

C000087495
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Floating Rate Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 815,408,056
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,201,673
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$815,408,056 # of Portfolio Holdings327 Portfolio Turnover Rate51% Total Advisory Fees Paid$2,201,673
Holdings [Text Block]

Asset Allocation

Corporate Bonds	21.2%
U.S. Treasury Obligations	17.9%
Non-Agency Asset-Backed Securities	17.1%
Supranational Banks	9.1%
Non-Agency Commercial Mortgage-Backed Securities	8.3%
Agency Mortgage-Backed Securities	6.6%
Loan Agreements	6.0%
Sovereign Bonds	5.1%
Agency Obligations	4.0%
Agency Collateralized Mortgage Obligations	1.3%
Other	3.4%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	6.7%
Diversified Financial Services	2.1%
Electric	2.1%
Pipelines	1.7%
Health Care Services	1.4%

C000087494
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Floating Rate Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 815,408,056
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,201,673
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$815,408,056 # of Portfolio Holdings327 Portfolio Turnover Rate51% Total Advisory Fees Paid$2,201,673
Holdings [Text Block]

Asset Allocation

Corporate Bonds	21.2%
U.S. Treasury Obligations	17.9%
Non-Agency Asset-Backed Securities	17.1%
Supranational Banks	9.1%
Non-Agency Commercial Mortgage-Backed Securities	8.3%
Agency Mortgage-Backed Securities	6.6%
Loan Agreements	6.0%
Sovereign Bonds	5.1%
Agency Obligations	4.0%
Agency Collateralized Mortgage Obligations	1.3%
Other	3.4%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	6.7%
Diversified Financial Services	2.1%
Electric	2.1%
Pipelines	1.7%
Health Care Services	1.4%

C000223150
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Income Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 2,222,621,805
Holdings Count | Holding	834
Advisory Fees Paid, Amount	$ 6,426,480
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,222,621,805 # of Portfolio Holdings834 Portfolio Turnover Rate59% Total Advisory Fees Paid$6,426,480
Holdings [Text Block]

Asset Allocation

Corporate Bonds	32.8%
Agency Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	17.9%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.3%
Loan Agreements	3.1%
Short-Term Investments	2.7%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	1.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.9%
Electric	3.7%
Pipelines	2.5%
Diversified Financial Services	2.2%
Oil & Gas	2.0%

C000223151
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Income Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,222,621,805
Holdings Count | Holding	834
Advisory Fees Paid, Amount	$ 6,426,480
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,222,621,805 # of Portfolio Holdings834 Portfolio Turnover Rate59% Total Advisory Fees Paid$6,426,480
Holdings [Text Block]

Asset Allocation

Corporate Bonds	32.8%
Agency Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	17.9%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.3%
Loan Agreements	3.1%
Short-Term Investments	2.7%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	1.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	8.9%
Electric	3.7%
Pipelines	2.5%
Diversified Financial Services	2.2%
Oil & Gas	2.0%

C000223153
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie High Yield Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 164,955,394
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 529,553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$164,955,394 # of Portfolio Holdings201 Portfolio Turnover Rate27% Total Advisory Fees Paid$529,553
Holdings [Text Block]

Asset Allocation

Corporate Bonds	86.6%
Loan Agreements	6.8%
Short-Term Investments	4.7%
Supranational Banks	0.6%
Non-Agency Asset-Backed Securities	0.2%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Oil & Gas	6.8%
Media	6.6%
Telecommunications	5.6%
Retail	4.7%
Pipelines	4.2%

C000223152
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie High Yield Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 164,955,394
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 529,553
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$164,955,394 # of Portfolio Holdings201 Portfolio Turnover Rate27% Total Advisory Fees Paid$529,553
Holdings [Text Block]

Asset Allocation

Corporate Bonds	86.6%
Loan Agreements	6.8%
Short-Term Investments	4.7%
Supranational Banks	0.6%
Non-Agency Asset-Backed Securities	0.2%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Oil & Gas	6.8%
Media	6.6%
Telecommunications	5.6%
Retail	4.7%
Pipelines	4.2%

C000223155
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Limited-Term Diversified Income Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,135,605,273
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 2,734,282
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,135,605,273 # of Portfolio Holdings226 Portfolio Turnover Rate82% Total Advisory Fees Paid$2,734,282
Holdings [Text Block]

Asset Allocation

Corporate Bonds	34.8%
U.S. Treasury Obligations	32.4%
Non-Agency Asset-Backed Securities	25.1%
Agency Mortgage-Backed Securities	3.3%
Short-term Investments	3.0%
Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(1.0%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	10.1%
Electric	4.9%
Pipelines	2.4%
Diversified Financial Services	2.0%
Auto Manufacturers	1.4%

C000223154
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Limited-Term Diversified Income Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,135,605,273
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 2,734,282
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,135,605,273 # of Portfolio Holdings226 Portfolio Turnover Rate82% Total Advisory Fees Paid$2,734,282
Holdings [Text Block]

Asset Allocation

Corporate Bonds	34.8%
U.S. Treasury Obligations	32.4%
Non-Agency Asset-Backed Securities	25.1%
Agency Mortgage-Backed Securities	3.3%
Short-term Investments	3.0%
Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(1.0%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	10.1%
Electric	4.9%
Pipelines	2.4%
Diversified Financial Services	2.0%
Auto Manufacturers	1.4%

C000007711
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Mid Cap Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 895,275,209
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,658,826
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,275,209 # of Portfolio Holdings95 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,658,826
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Discounted Commercial Paper	2.6%
Short-Term Investments	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.0%
Banks	4.8%
Machinery	4.7%
Electrical Equipment	3.7%

C000007710
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Mid Cap Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 895,275,209
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,658,826
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,275,209 # of Portfolio Holdings95 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,658,826
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Discounted Commercial Paper	2.6%
Short-Term Investments	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.0%
Banks	4.8%
Machinery	4.7%
Electrical Equipment	3.7%

C000223158
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie SMID Cap Core Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 622,584,370
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,293,254
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$622,584,370 # of Portfolio Holdings132 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,293,254
Holdings [Text Block]

Asset Allocation

Common Stock	97.3%
Short-Term Investments	2.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	8.0%
Biotechnology	7.4%
Banks	6.1%
Insurance	4.2%
Machinery	4.1%

C000223159
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie SMID Cap Core Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 622,584,370
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,293,254
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$622,584,370 # of Portfolio Holdings132 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,293,254
Holdings [Text Block]

Asset Allocation

Common Stock	97.3%
Short-Term Investments	2.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	8.0%
Biotechnology	7.4%
Banks	6.1%
Insurance	4.2%
Machinery	4.1%

C000007709
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Social Awareness Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 818,753,286
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,475,880
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,753,286 # of Portfolio Holdings97 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,475,880
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	15.2%
Semiconductors & Semiconductor Equipment	9.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	3.9%

C000007708
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Social Awareness Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 818,753,286
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,475,880
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,753,286 # of Portfolio Holdings97 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,475,880
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	15.2%
Semiconductors & Semiconductor Equipment	9.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	3.9%

C000223161
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. Growth Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.02%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%
AssetsNet	$ 451,471,024
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,647,712
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$451,471,024 # of Portfolio Holdings63 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,647,712
Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Short-Term Investments	0.2%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	19.3%
Semiconductors & Semiconductor Equipment	18.8%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	8.5%
Hotels, Restaurants & Leisure	4.3%

C000223160
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. Growth Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
AssetsNet	$ 451,471,024
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,647,712
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$451,471,024 # of Portfolio Holdings63 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,647,712
Holdings [Text Block]

Asset Allocation

Common Stock	100.0%
Short-Term Investments	0.2%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	19.3%
Semiconductors & Semiconductor Equipment	18.8%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	8.5%
Hotels, Restaurants & Leisure	4.3%

C000223156
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. REIT Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 356,038,277
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,311,101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,038,277 # of Portfolio Holdings63 Portfolio Turnover Rate11% Total Advisory Fees Paid$1,311,101
Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Short-Term Investments	0.4%
Other	1.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	19.7%
REIT Apartments	15.3%
REIT Storage	11.8%
REIT Warehouse/Industry	10.7%
REIT Health Care	9.0%

C000223157
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. REIT Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 356,038,277
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,311,101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,038,277 # of Portfolio Holdings63 Portfolio Turnover Rate11% Total Advisory Fees Paid$1,311,101
Holdings [Text Block]

Asset Allocation

Common Stock	98.6%
Short-Term Investments	0.4%
Other	1.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	19.7%
REIT Apartments	15.3%
REIT Storage	11.8%
REIT Warehouse/Industry	10.7%
REIT Health Care	9.0%

C000223163
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,313,618,747
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,070,267
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,313,618,747 # of Portfolio Holdings34 Portfolio Turnover Rate17% Total Advisory Fees Paid$4,070,267
Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Short-Term Investments	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.2%
Specialty Retail	6.2%
Communications Equipment	6.2%
Insurance	6.0%
Oil, Gas & Consumable Fuels	5.9%

C000223162
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,313,618,747
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,070,267
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,313,618,747 # of Portfolio Holdings34 Portfolio Turnover Rate17% Total Advisory Fees Paid$4,070,267
Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Short-Term Investments	0.7%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.2%
Specialty Retail	6.2%
Communications Equipment	6.2%
Insurance	6.0%
Oil, Gas & Consumable Fuels	5.9%

C000074975
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Wealth Builder Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 127,014,844
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 397,995
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$127,014,844 # of Portfolio Holdings565 Portfolio Turnover Rate42% Total Advisory Fees Paid$397,995
Holdings [Text Block]

Asset Allocation

Common Stock	49.3%
Agency Mortgage-Backed Securities	13.1%
U.S. Treasury Obligations	12.9%
Corporate Bonds	11.7%
Non-Agency Asset-Backed Securities	3.3%
Discounted Commercial Paper	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Agency Collateralized Mortgage Obligations	0.4%
Preferred Stocks	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	4.8%
Technology Hardware, Storage & Peripherals	3.0%
Software	2.9%
Specialty Retail	2.9%
Oil, Gas & Consumable Fuels	2.6%

C000074974
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Wealth Builder Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 127,014,844
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 397,995
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$127,014,844 # of Portfolio Holdings565 Portfolio Turnover Rate42% Total Advisory Fees Paid$397,995
Holdings [Text Block]

Asset Allocation

Common Stock	49.3%
Agency Mortgage-Backed Securities	13.1%
U.S. Treasury Obligations	12.9%
Corporate Bonds	11.7%
Non-Agency Asset-Backed Securities	3.3%
Discounted Commercial Paper	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Agency Collateralized Mortgage Obligations	0.4%
Preferred Stocks	0.2%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	4.8%
Technology Hardware, Storage & Peripherals	3.0%
Software	2.9%
Specialty Retail	2.9%
Oil, Gas & Consumable Fuels	2.6%

C000124877
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Equity Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 604,575,316
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 560,802
InvestmentCompanyPortfolioTurnover	1.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	85.6%
Equity Funds	9.5%
Money Market Funds	4.6%
Other	0.3%

C000124876
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Equity Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 604,575,316
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 560,802
InvestmentCompanyPortfolioTurnover	1.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	85.6%
Equity Funds	9.5%
Money Market Funds	4.6%
Other	0.3%

C000043856
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,434,671,390
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 5,115,087
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,434,671,390 # of Portfolio Holdings88 Portfolio Turnover Rate6% Total Advisory Fees Paid$5,115,087
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Agency Obligations	1.8%
Short-Term Investments	0.1%
Other	0.7%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

France	17.9%
Switzerland	11.5%
Germany	11.3%
Japan	10.9%
United Kingdom	8.1%

C000043855
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,434,671,390
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 5,115,087
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,434,671,390 # of Portfolio Holdings88 Portfolio Turnover Rate6% Total Advisory Fees Paid$5,115,087
Holdings [Text Block]

Asset Allocation

Common Stock	97.4%
Agency Obligations	1.8%
Short-Term Investments	0.1%
Other	0.7%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

France	17.9%
Switzerland	11.5%
Germany	11.3%
Japan	10.9%
United Kingdom	8.1%

C000043858
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,043,882,650
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 5,688,269
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,043,882,650 # of Portfolio Holdings74 Portfolio Turnover Rate7% Total Advisory Fees Paid$5,688,269
Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	11.6%
Banks	7.6%
Aerospace & Defense	7.1%
Health Care Providers & Services	7.1%
Semiconductors & Semiconductor Equipment	7.0%

C000043857
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,043,882,650
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 5,688,269
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,043,882,650 # of Portfolio Holdings74 Portfolio Turnover Rate7% Total Advisory Fees Paid$5,688,269
Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	11.6%
Banks	7.6%
Aerospace & Defense	7.1%
Health Care Providers & Services	7.1%
Semiconductors & Semiconductor Equipment	7.0%

C000075433
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 447,393,963
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 1,228,183
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$447,393,963 # of Portfolio Holdings132 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,228,183
Holdings [Text Block]

Asset Allocation

Sovereign Bonds	51.8%
U.S. Treasury Obligations	38.0%
Corporate Bonds	4.9%
Supranational Banks	3.8%
Short-Term Investments	1.3%
Common Stock	0.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	38.1%
United Kingdom	7.6%
Japan	6.0%
New Zealand	6.0%
Italy	4.6%

C000075432
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 447,393,963
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 1,228,183
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$447,393,963 # of Portfolio Holdings132 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,228,183
Holdings [Text Block]

Asset Allocation

Sovereign Bonds	51.8%
U.S. Treasury Obligations	38.0%
Corporate Bonds	4.9%
Supranational Banks	3.8%
Short-Term Investments	1.3%
Common Stock	0.1%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	38.1%
United Kingdom	7.6%
Japan	6.0%
New Zealand	6.0%
Italy	4.6%

C000007703
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,073,544,225
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,597,165
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,073,544,225 # of Portfolio Holdings51 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,597,165
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.2%
Other	0.6%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	25.0%
United Kingdom	23.3%
Germany	10.7%
France	7.3%
Italy	6.8%

C000007702
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,073,544,225
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,597,165
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,073,544,225 # of Portfolio Holdings51 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,597,165
Holdings [Text Block]

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.2%
Other	0.6%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	25.0%
United Kingdom	23.3%
Germany	10.7%
France	7.3%
Italy	6.8%

C000139581
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 98,050,895
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 94,311
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,050,895 # of Portfolio Holdings15 Portfolio Turnover Rate6% Total Advisory Fees Paid$94,311
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	57.1%
Equity Funds	38.0%
Money Market Funds	4.7%
Other	0.2%

C000139580
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 98,050,895
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 94,311
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,050,895 # of Portfolio Holdings15 Portfolio Turnover Rate6% Total Advisory Fees Paid$94,311
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	57.1%
Equity Funds	38.0%
Money Market Funds	4.7%
Other	0.2%

C000139575
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 850,657,085
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,892,418
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$850,657,085 # of Portfolio Holdings330 Portfolio Turnover Rate98% Total Advisory Fees Paid$1,892,418
Holdings [Text Block]

Asset Allocation

Corporate Bonds	30.5%
Non-Agency Asset-Backed Securities	29.1%
U.S. Treasury Obligations	13.5%
Agency Obligations	7.0%
Agency Collateralized Mortgage Obligations	6.2%
Non-Agency Commercial Mortgage-Backed Securities	5.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Collateralized Mortgage Obligations	3.8%
Sovereign Bonds	2.1%
Municipal Bonds	2.1%
Other	(4.5%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	12.0%
Diversified Financial Services	2.4%
Auto Manufacturers	2.3%
Electric	2.3%
Insurance	2.2%

C000139574
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 850,657,085
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,892,418
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$850,657,085 # of Portfolio Holdings330 Portfolio Turnover Rate98% Total Advisory Fees Paid$1,892,418
Holdings [Text Block]

Asset Allocation

Corporate Bonds	30.5%
Non-Agency Asset-Backed Securities	29.1%
U.S. Treasury Obligations	13.5%
Agency Obligations	7.0%
Agency Collateralized Mortgage Obligations	6.2%
Non-Agency Commercial Mortgage-Backed Securities	5.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Collateralized Mortgage Obligations	3.8%
Sovereign Bonds	2.1%
Municipal Bonds	2.1%
Other	(4.5%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	12.0%
Diversified Financial Services	2.4%
Auto Manufacturers	2.3%
Electric	2.3%
Insurance	2.2%

C000090468
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Conservative Index Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 141,458,908
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 104,213
InvestmentCompanyPortfolioTurnover	16.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.1%
International Equity Funds	18.0%
Other	0.0%

C000090467
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Conservative Index Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 141,458,908
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 104,213
InvestmentCompanyPortfolioTurnover	16.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.1%
International Equity Funds	18.0%
Other	0.0%

C000090470
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderate Index Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 615,379,700
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 451,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$615,379,700 # of Portfolio Holdings8 Portfolio Turnover Rate15% Total Advisory Fees Paid$451,637
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

C000090469
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderate Index Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 615,379,700
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 451,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$615,379,700 # of Portfolio Holdings8 Portfolio Turnover Rate15% Total Advisory Fees Paid$451,637
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

C000090472
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 591,012,564
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 430,426
InvestmentCompanyPortfolioTurnover	11.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	43.2%
International Equity Funds	31.9%
Fixed Income Funds	24.9%
Other	0.0%

C000090471
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 591,012,564
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 430,426
InvestmentCompanyPortfolioTurnover	11.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	43.2%
International Equity Funds	31.9%
Fixed Income Funds	24.9%
Other	0.0%

C000090474
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 138,798,522
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 104,661
InvestmentCompanyPortfolioTurnover	15.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.2%
International Equity Funds	18.0%
Other	(0.1%)

C000090473
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 138,798,522
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 104,661
InvestmentCompanyPortfolioTurnover	15.00%
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.2%
International Equity Funds	18.0%
Other	(0.1%)

C000090475
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 706,705,963
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 524,308
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$706,705,963 # of Portfolio Holdings7 Portfolio Turnover Rate14% Total Advisory Fees Paid$524,308
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

C000090476
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 706,705,963
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 524,308
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$706,705,963 # of Portfolio Holdings7 Portfolio Turnover Rate14% Total Advisory Fees Paid$524,308
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

C000090478
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 462,049,746
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 343,935
InvestmentCompanyPortfolioTurnover	9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	43.1%
International Equity Funds	32.0%
Fixed Income Funds	24.9%
Other	0.0%

C000090477
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 462,049,746
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 343,935
InvestmentCompanyPortfolioTurnover	9.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	43.1%
International Equity Funds	32.0%
Fixed Income Funds	24.9%
Other	0.0%

C000062028
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Bond Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 2,525,119,801
Holdings Count | Holding	5,687
Advisory Fees Paid, Amount	$ 3,459,763
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,525,119,801 # of Portfolio Holdings5,687 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,459,763
Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	42.6%
Agency Mortgage-Backed Securities	25.5%
Corporate Bonds	24.7%
Short-Term Investments	2.5%
Sovereign Bonds	1.4%
Supranational Banks	1.4%
Agency Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.5%
Other	(1.5%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.4%
Electric	2.1%
Pharmaceuticals	1.4%
Telecommunications	1.1%
Real Estate Investment Trusts	1.0%

C000062027
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Bond Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,525,119,801
Holdings Count | Holding	5,687
Advisory Fees Paid, Amount	$ 3,459,763
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,525,119,801 # of Portfolio Holdings5,687 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,459,763
Holdings [Text Block]

Asset Allocation

U.S. Treasury Obligations	42.6%
Agency Mortgage-Backed Securities	25.5%
Corporate Bonds	24.7%
Short-Term Investments	2.5%
Sovereign Bonds	1.4%
Supranational Banks	1.4%
Agency Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.5%
Other	(1.5%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.4%
Electric	2.1%
Pharmaceuticals	1.4%
Telecommunications	1.1%
Real Estate Investment Trusts	1.0%

C000204843
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Emerging Markets Equity Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 310,357,731
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 537,736
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$310,357,731 # of Portfolio Holdings1,328 Portfolio Turnover Rate2% Total Advisory Fees Paid$537,736
Holdings [Text Block]

Asset Allocation

Common Stock	96.6%
Preferred Stocks	2.0%
Short-Term Investments	1.1%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

China	21.8%
Taiwan	19.4%
India	19.1%
Republic of Korea	12.2%
Brazil	4.2%

C000204842
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Emerging Markets Equity Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 310,357,731
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 537,736
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$310,357,731 # of Portfolio Holdings1,328 Portfolio Turnover Rate2% Total Advisory Fees Paid$537,736
Holdings [Text Block]

Asset Allocation

Common Stock	96.6%
Preferred Stocks	2.0%
Short-Term Investments	1.1%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

China	21.8%
Taiwan	19.4%
India	19.1%
Republic of Korea	12.2%
Brazil	4.2%

C000007719
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 648,214,302
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 972,017
InvestmentCompanyPortfolioTurnover	41.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	38.1%
International Equity Funds	27.6%
Fixed Income Funds	27.4%
Money Market Funds	6.8%
Other	0.1%

C000007718
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 648,214,302
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 972,017
InvestmentCompanyPortfolioTurnover	41.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	38.1%
International Equity Funds	27.6%
Fixed Income Funds	27.4%
Money Market Funds	6.8%
Other	0.1%

C000062030
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,417,693,611
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 3,313,724
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,417,693,611 # of Portfolio Holdings751 Portfolio Turnover Rate1% Total Advisory Fees Paid$3,313,724
Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Preferred Stocks	0.3%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.1%
Rights	0.0%
Other	0.7%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.6%
United Kingdom	13.9%
France	10.9%
Switzerland	10.4%
Germany	8.4%

C000062029
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,417,693,611
Holdings Count | Holding	751
Advisory Fees Paid, Amount	$ 3,313,724
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,417,693,611 # of Portfolio Holdings751 Portfolio Turnover Rate1% Total Advisory Fees Paid$3,313,724
Holdings [Text Block]

Asset Allocation

Common Stock	98.8%
Preferred Stocks	0.3%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.1%
Rights	0.0%
Other	0.7%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Japan	22.6%
United Kingdom	13.9%
France	10.9%
Switzerland	10.4%
Germany	8.4%

C000131278
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 296,629,319
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 341,901
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

C000131277
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 296,629,319
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 341,901
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

C000124881
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Large Cap Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
AssetsNet	$ 922,660,783
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,010,551
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$922,660,783 # of Portfolio Holdings3 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,010,551
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Others	0.2%

C000124880
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Large Cap Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 922,660,783
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,010,551
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$922,660,783 # of Portfolio Holdings3 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,010,551
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Others	0.2%

C000145056
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Mid-Cap Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 897,905,731
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,201,197
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$897,905,731 # of Portfolio Holdings404 Portfolio Turnover Rate10% Total Advisory Fees Paid$1,201,197
Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Short-Term Investments	0.9%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.4%
Specialty Retail	3.9%

C000145055
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Mid-Cap Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 897,905,731
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,201,197
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$897,905,731 # of Portfolio Holdings404 Portfolio Turnover Rate10% Total Advisory Fees Paid$1,201,197
Holdings [Text Block]

Asset Allocation

Common Stock	98.7%
Short-Term Investments	0.9%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.4%
Specialty Retail	3.9%

C000223682
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Nasdaq 100 Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq 100 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 124,924,961
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 174,598
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$124,924,961 # of Portfolio Holdings104 Portfolio Turnover Rate2% Total Advisory Fees Paid$174,598
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.9%
Software	16.0%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	8.3%
Broadline Retail	6.3%

C000223681
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Nasdaq 100 Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq 100 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 124,924,961
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 174,598
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$124,924,961 # of Portfolio Holdings104 Portfolio Turnover Rate2% Total Advisory Fees Paid$174,598
Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.9%
Software	16.0%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	8.3%
Broadline Retail	6.3%

C000043349
Shareholder Report [Line Items]
Fund Name	LVIP SSGA S&P 500 Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 10,661,109,194
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 8,403,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,661,109,194 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$8,403,087
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Broadline Retail	3.9%

C000043348
Shareholder Report [Line Items]
Fund Name	LVIP SSGA S&P 500 Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 10,661,109,194
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 8,403,087
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$10,661,109,194 # of Portfolio Holdings505 Portfolio Turnover Rate1% Total Advisory Fees Paid$8,403,087
Holdings [Text Block]

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Broadline Retail	3.9%

C000199418
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Short-Term Bond Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 297,609,131
Holdings Count | Holding	916
Advisory Fees Paid, Amount	$ 403,500
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$297,609,131 # of Portfolio Holdings916 Portfolio Turnover Rate29% Total Advisory Fees Paid$403,500
Holdings [Text Block]

Asset Allocation

Corporate Bonds	97.1%
Short-Term Investments	4.5%
Supranational Banks	1.3%
Other	(2.9%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	34.2%
Electric	5.1%
Diversified Financial Services	4.7%
Auto Manufacturers	4.6%
Pharmaceuticals	4.1%

C000199417
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Short-Term Bond Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 297,609,131
Holdings Count | Holding	916
Advisory Fees Paid, Amount	$ 403,500
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$297,609,131 # of Portfolio Holdings916 Portfolio Turnover Rate29% Total Advisory Fees Paid$403,500
Holdings [Text Block]

Asset Allocation

Corporate Bonds	97.1%
Short-Term Investments	4.5%
Supranational Banks	1.3%
Other	(2.9%)

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	34.2%
Electric	5.1%
Diversified Financial Services	4.7%
Auto Manufacturers	4.6%
Pharmaceuticals	4.1%

C000043864
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Small-Cap Index Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,973,300,125
Holdings Count | Holding	1,999
Advisory Fees Paid, Amount	$ 3,194,531
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,973,300,125 # of Portfolio Holdings1,999 Portfolio Turnover Rate11% Total Advisory Fees Paid$3,194,531
Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.9%
Warrants	0.0%
Rights	0.0%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.1%
Biotechnology	8.7%
Software	6.0%
Oil, Gas & Consumable Fuels	3.9%
Machinery	3.8%

C000043863
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Small-Cap Index Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,973,300,125
Holdings Count | Holding	1,999
Advisory Fees Paid, Amount	$ 3,194,531
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,973,300,125 # of Portfolio Holdings1,999 Portfolio Turnover Rate11% Total Advisory Fees Paid$3,194,531
Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.9%
Warrants	0.0%
Rights	0.0%
Other	(0.2%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.1%
Biotechnology	8.7%
Software	6.0%
Oil, Gas & Consumable Fuels	3.9%
Machinery	3.8%

C000124882
Shareholder Report [Line Items]
Fund Name	LVIP SSGA SMID Cap Managed Volatility Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 631,656,192
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 710,293
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

C000124883
Shareholder Report [Line Items]
Fund Name	LVIP SSGA SMID Cap Managed Volatility Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 631,656,192
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 710,293
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

C000007701
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,176,942,068
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 3,855,747
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,176,942,068 # of Portfolio Holdings281 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,855,747
Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.8%
Short-Term Investments	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.9%
Hotels, Restaurants & Leisure	6.9%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.0%
Specialty Retail	4.6%

C000007700
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,176,942,068
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 3,855,747
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,176,942,068 # of Portfolio Holdings281 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,855,747
Holdings [Text Block]

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.8%
Short-Term Investments	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Software	13.9%
Hotels, Restaurants & Leisure	6.9%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.0%
Specialty Retail	4.6%

C000046814
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 96,447,301
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 92,061
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$96,447,301 # of Portfolio Holdings24 Portfolio Turnover Rate2% Total Advisory Fees Paid$92,061
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	42.0%
Fixed Income Funds	39.8%
International Equity Funds	11.9%
International Fixed Income Funds	6.6%
Money Market Funds	1.4%
Other	(1.7%)

C000046813
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 96,447,301
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 92,061
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$96,447,301 # of Portfolio Holdings24 Portfolio Turnover Rate2% Total Advisory Fees Paid$92,061
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	42.0%
Fixed Income Funds	39.8%
International Equity Funds	11.9%
International Fixed Income Funds	6.6%
Money Market Funds	1.4%
Other	(1.7%)

C000046816
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 198,705,102
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 180,837
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$198,705,102 # of Portfolio Holdings24 Portfolio Turnover Rate6% Total Advisory Fees Paid$180,837
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	52.5%
Fixed Income Funds	25.1%
International Equity Funds	16.4%
International Fixed Income Funds	4.6%
Money Market Funds	2.2%
Other	(0.8%)

C000046815
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 198,705,102
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 180,837
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$198,705,102 # of Portfolio Holdings24 Portfolio Turnover Rate6% Total Advisory Fees Paid$180,837
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	52.5%
Fixed Income Funds	25.1%
International Equity Funds	16.4%
International Fixed Income Funds	4.6%
Money Market Funds	2.2%
Other	(0.8%)

C000046817
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 161,539,605
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 149,645
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$161,539,605 # of Portfolio Holdings22 Portfolio Turnover Rate4% Total Advisory Fees Paid$149,645
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	67.6%
International Equity Funds	22.1%
Fixed Income Funds	7.9%
International Fixed Income Funds	1.2%
Money Market Funds	0.8%
Other	0.4%

C000046818
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 161,539,605
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 149,645
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$161,539,605 # of Portfolio Holdings22 Portfolio Turnover Rate4% Total Advisory Fees Paid$149,645
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	67.6%
International Equity Funds	22.1%
Fixed Income Funds	7.9%
International Fixed Income Funds	1.2%
Money Market Funds	0.8%
Other	0.4%

C000099067
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 91,294,254
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 85,393
InvestmentCompanyPortfolioTurnover	4.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	73.3%
International Equity Funds	24.6%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	1.1%

C000099066
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 91,294,254
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 85,393
InvestmentCompanyPortfolioTurnover	4.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	73.3%
International Equity Funds	24.6%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	1.1%

C000218803
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 26,555,914
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 22,127
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,555,914 # of Portfolio Holdings20 Portfolio Turnover Rate3% Total Advisory Fees Paid$22,127
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	73.8%
International Equity Funds	24.6%
Fixed Income Funds	0.8%
Money Market Funds	0.5%
International Fixed Income Funds	0.0%
Other	0.3%

C000218802
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 26,555,914
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 22,127
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,555,914 # of Portfolio Holdings20 Portfolio Turnover Rate3% Total Advisory Fees Paid$22,127
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	73.8%
International Equity Funds	24.6%
Fixed Income Funds	0.8%
Money Market Funds	0.5%
International Fixed Income Funds	0.0%
Other	0.3%

C000153126
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,863,261,810
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,184,840
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,863,261,810 # of Portfolio Holdings23 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,184,840
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	68.9%
Fixed Income Funds	27.6%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

C000153127
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,863,261,810
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,184,840
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,863,261,810 # of Portfolio Holdings23 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,184,840
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	68.9%
Fixed Income Funds	27.6%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

C000099230
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,260,386,352
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,524,587
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,260,386,352 # of Portfolio Holdings7 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,524,587
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.2%
Other	(0.1%)

C000099231
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,260,386,352
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,524,587
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,260,386,352 # of Portfolio Holdings7 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,524,587
Largest Holdings [Text Block]

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.2%
Other	(0.1%)

C000099227
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,123,837,314
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,071,560
InvestmentCompanyPortfolioTurnover	2.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	99.6%
Other	0.4%

C000099226
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,123,837,314
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,071,560
InvestmentCompanyPortfolioTurnover	2.00%
Largest Holdings [Text Block]

Asset Allocation

Equity Funds	99.6%
Other	0.4%

C000099229
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 641,341,776
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 627,187
InvestmentCompanyPortfolioTurnover	4.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

C000099228
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 641,341,776
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 627,187
InvestmentCompanyPortfolioTurnover	4.00%
Largest Holdings [Text Block]

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

C000043854
Shareholder Report [Line Items]
Fund Name	LVIP Wellington Capital Growth Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington Capital Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
AssetsNet	$ 824,348,390
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,448,395
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$824,348,390 # of Portfolio Holdings58 Portfolio Turnover Rate43% Total Advisory Fees Paid$2,448,395
Holdings [Text Block]

Asset Allocation

Common Stock	99.9%
Short-Term Investments	0.2%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.9%
Software	14.4%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%

C000043853
Shareholder Report [Line Items]
Fund Name	LVIP Wellington Capital Growth Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington Capital Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 824,348,390
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,448,395
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$824,348,390 # of Portfolio Holdings58 Portfolio Turnover Rate43% Total Advisory Fees Paid$2,448,395
Holdings [Text Block]

Asset Allocation

Common Stock	99.9%
Short-Term Investments	0.2%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.9%
Software	14.4%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%

C000043861
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 349,233,879
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,219,249
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$349,233,879 # of Portfolio Holdings83 Portfolio Turnover Rate57% Total Advisory Fees Paid$1,219,249
Holdings [Text Block]

Asset Allocation

Common Stock	97.7%
Short-Term Investments	2.2%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.9%
Insurance	7.0%
Oil, Gas & Consumable Fuels	6.6%
Health Care Equipment & Supplies	5.2%
Electronic Equipment, Instruments & Components	4.2%

C000043862
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 349,233,879
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,219,249
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$349,233,879 # of Portfolio Holdings83 Portfolio Turnover Rate57% Total Advisory Fees Paid$1,219,249
Holdings [Text Block]

Asset Allocation

Common Stock	97.7%
Short-Term Investments	2.2%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.9%
Insurance	7.0%
Oil, Gas & Consumable Fuels	6.6%
Health Care Equipment & Supplies	5.2%
Electronic Equipment, Instruments & Components	4.2%

C000170902
Shareholder Report [Line Items]
Fund Name	LVIP Western Asset Core Bond Fund
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 505,547,420
Holdings Count | Holding	1,509
Advisory Fees Paid, Amount	$ 1,098,664
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$505,547,420 # of Portfolio Holdings1,509 Portfolio Turnover Rate73% Total Advisory Fees Paid$1,098,664
Holdings [Text Block]

Asset Allocation

Corporate Bonds	30.7%
Agency Mortgage-Backed Securities	28.5%
U.S. Treasury Obligations	18.5%
Non-Agency Asset-Backed Securities	7.6%
Non-Agency Collateralized Mortgage Obligations	4.1%
Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.5%
Short-Term Investments	1.0%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.6%
Oil & Gas	3.0%
Pipelines	2.5%
Pharmaceuticals	2.1%
Telecommunications	1.6%

C000170901
Shareholder Report [Line Items]
Fund Name	LVIP Western Asset Core Bond Fund
Class Name	Standard Class
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lfg.com/LVIP
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 505,547,420
Holdings Count | Holding	1,509
Advisory Fees Paid, Amount	$ 1,098,664
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$505,547,420 # of Portfolio Holdings1,509 Portfolio Turnover Rate73% Total Advisory Fees Paid$1,098,664
Holdings [Text Block]

Asset Allocation

Corporate Bonds	30.7%
Agency Mortgage-Backed Securities	28.5%
U.S. Treasury Obligations	18.5%
Non-Agency Asset-Backed Securities	7.6%
Non-Agency Collateralized Mortgage Obligations	4.1%
Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.5%
Short-Term Investments	1.0%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.1%

Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	9.6%
Oil & Gas	3.0%
Pipelines	2.5%
Pharmaceuticals	2.1%
Telecommunications	1.6%